SIGNIFICANT ACCOUNTING POLICIES (Schedule of Other Intangible Assets Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2014
Core Technology [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	17.00%
Customer Relationships and Distribution Network [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	16.00%
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	33.00%
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	33.00%
Covenant Not to Compete [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	40.00%